Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Costs Recognized
The costs recognized in net earnings during the year on the defined benefit, defined contribution, and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2017	Registered	Supplemental	Other	Total
Current service cost	7	2	1	10
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	20	3	1	24
Interest on plan assets	(15)	—	—	(15)
Defined benefit expense	14	5	2	21
Defined contribution expense	11	—	—	11
Net expense	25	5	2	32

Year ended Dec. 31, 2016	Registered	Supplemental	Other	Total
Current service cost	7	2	2	11
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	21	3	1	25
Interest on plan assets	(16)	—	—	(16)
Defined benefit expense	14	5	3	22
Defined contribution expense	15	—	—	15
Net expense	29	5	3	37

Year ended Dec. 31, 2015	Registered	Supplemental	Other	Total
Current service cost	7	2	2	11
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	21	3	1	25
Interest on plan assets	(16)	—	—	(16)
Curtailment and amendment gain(1)	—	(5)	(3)	(8)
Defined benefit expense	14	—	—	14
Defined contribution expense	21	—	—	21
Net expense	35	—	—	35

(1) Relates to the reduction in the number of employees associated with the restructuring initiative described in Note 4(S).

The expected employer contributions for 2018 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	4	6	2	12

Defined Benefit Obligation
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2015	566	80	32	678
Current service cost	7	2	2	11
Interest cost	21	3	1	25
Benefits paid	(40)	(5)	(1)	(46)
Actuarial gain arising from demographic assumptions	(1)	—	(4)	(5)
Actuarial loss arising from financial assumptions	2	—	—	2
Actuarial gain (loss) arising from experience adjustments	—	2	(2)	—
Effect of translation on US plans	(1)	—	(1)	(2)
Present value of defined benefit obligation as at Dec. 31, 2016	554	82	27	663
Current service cost	7	2	1	10
Interest cost	20	3	1	24
Benefits paid	(51)	(4)	—	(55)
Actuarial loss arising from demographic assumptions	4	1	—	5
Actuarial loss arising from financial assumptions	26	3	—	29
Actuarial (gain) loss arising from experience adjustments	3	—	(1)	2
Effect of translation on US plans	(2)	—	(1)	(3)
Present value of defined benefit obligations as at Dec. 31, 2017	561	87	27	675
The status of the defined benefit pension and other post-employment benefit plans is as follows:

As at Dec. 31, 2017	Registered	Supplemental	Other	Total
Fair value of plan assets	416	12	—	428
Present value of defined benefit obligation	(561)	(87)	(27)	(675)
Funded status - plan deficit	(145)	(75)	(27)	(247)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(4)	(6)	(2)	(12)
Other long-term liabilities	(141)	(69)	(25)	(235)
Total amount recognized	(145)	(75)	(27)	(247)

As at Dec. 31, 2016	Registered	Supplemental	Other	Total
Fair value of plan assets	423	10	—	433
Present value of defined benefit obligation	(554)	(82)	(27)	(663)
Funded status - plan deficit	(131)	(72)	(27)	(230)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(15)	(6)	(1)	(22)
Other long-term liabilities	(116)	(66)	(26)	(208)
Total amount recognized	(131)	(72)	(27)	(230)

Plan Assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2015	429	9	—	438
Interest on plan assets	16	—	—	16
Net return on plan assets	10	—	—	10
Contributions	11	6	1	18
Benefits paid	(40)	(5)	(1)	(46)
Administration expenses	(2)	—	—	(2)
Effect of translation on US plans	(1)	—	—	(1)
As at Dec. 31, 2016	423	10	—	433
Interest on plan assets	15	—	—	15
Net return on plan assets	26	—	—	26
Contributions	6	6	—	12
Benefits paid	(51)	(4)	—	(55)
Administration expenses	(2)	—	—	(2)
Effect of translation on US plans	(1)	—	—	(1)
As at Dec. 31, 2017	416	12	—	428
The fair value of the Corporation’s defined benefit plan assets by major category is as follows:

Year ended Dec. 31, 2017	Level I	Level II	Level III	Total
Equity securities
Canadian	—	76	—	76
US	—	31	—	31
International	—	118	—	118
Private	—	—	1	1
Bonds
AAA	—	43	—	43
AA	—	71	—	71
A	—	44	—	44
BBB	1	25	—	26
Below BBB	—	5	—	5
Money market and cash and cash equivalents	(1)	14	—	13
Total	—	427	1	428

Year ended Dec. 31, 2016	Level I	Level II	Level III	Total
Equity securities
Canadian	—	76	—	76
US	—	30	—	30
International	—	120	—	120
Private	—	—	2	2
Bonds
AAA	—	47	—	47
AA	—	58	—	58
A	—	55	—	55
BBB	1	22	—	23
Below BBB	—	5	—	5
Money market and cash and cash equivalents	3	14	—	17
Total	4	427	2	433

Assumptions
Assumptions

The significant actuarial assumptions used in measuring the Corporation’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	As at Dec. 31, 2017			As at Dec. 31, 2016
(per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	3.3	3.3	3.4	3.7	3.6	3.7
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health care cost trend rate
Health care cost escalation	—	—	7.8(1)	—	—	7.9(3)
Dental care cost escalation	—	—	4.0	—	—	4.0
Benefit cost for the year
Discount rate	3.7	3.6	3.7	3.8	3.8	3.8
Rate of compensation increase	2.6	3.0	—	3.0	3.0	—
Assumed health care cost trend rate
Health care cost escalation	—	—	7.9(2)	—	—	7.8(4)
Dental care cost escalation	—	—	4.0	—	—	4.0
Provincial health care premium escalation	—	—	—	—	—	5.0
(1) Post- and Pre 65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.3% per year to 4.5% in 2027 for Canada.
(2) Post- and Pre 65 rates: decreasing gradually to 4.5% by 2026 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.30% per year to 5% in 2024 for Canada.
(3) Post- and Pre 65 rates: decreasing gradually to 4.5% by 2026 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.30% per year to 5% in 2024 for Canada.
(4) Post- and Pre 65 rates: decreasing gradually to 5% by 2024 and remaining at that level thereafter for the U.S. and decreasing gradually by 0.35% per year to 5% in 2024 for Canada.

Schedule of Estimated Increase In The Net Defined Benefit Obligation Assuming Certain Changes In Key Assumptions
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2017	Registered	Supplemental	Other	Pension	Other
1% decrease in the discount rate	79	12	3	3	1
1% increase in the salary scale	10	1	—	—	—
1% increase in the health care cost trend rate	—	—	2	—	—
10% improvement in mortality rates	20	2	—	1	—